Other Accounts Payable and Accrued Expenses (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Payables and Accruals [Abstract]
Employees and payroll accruals	$ 12,626	$ 15,810
Holdback Short Term Liability	195	3,430
Government authorities	2,580	3,317
Accrued expenses	2,763	2,788
Provision for warranty costs	2,077	2,325
Advanced payments from customers	3,830	1,735
Other	0	142
Other accounts payable and accrued expenses	$ 24,071	$ 29,547